[Letterhead of Security Life]



May 2, 2000

VIA EDGARLINK

Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.   20549

RE:        Security Life of Denver Insurance Company
           Security Life of Denver Separate Account L1
           File No. 33-90577

Dear Commissioners:

On behalf of Security Life of Denver Insurance Company, (the "Company") and its Separate Account L1 (the "Account"), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.

In this regard, we certify that the form of prospectus for certain variable universal life contracts offered by the Company through the Account otherwise required to be filed under paragraph (b) of Rule 497 would not differ from the form of prospectus contained in Post-Effective Amendment No. 2 to the Form S-6 registration statement for the Account (the "Amendment"). The Amendment was filed electronically with the Securities and Exchange Commission on April 28, 2000 via EDGARLINK.

Sincerely,


/s/ Anna M. Kautzman
Anna M. Kautzman
Associate General Counsel

cc:        Kimberly J. Smith, Esq.